Acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2014
Jiangsu Jiajing Real Estate Co., Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisition
US$

Cash consideration	(93,130,411)
Cash and cash equivalents acquired	308,157
Net outflow of cash and cash equivalents	(92,822,254)
Effect of exchange rate changes on cash and cash equivalents	1,479,334
(91,342,920)
US$

Total purchase price	93,130,411

Net identifiable assets acquired:
Cash and cash equivalents	308,157
Other receivables	166,444
Real estate property under development	224,212,305
Goodwill	1,574,319
Furniture and fixtures, and vehicles	173,357
Current liabilities	(48,446,162)
Deferred tax liabilities	(84,858,009)
Net assets acquired	93,130,411

Summary of Pro Forma Financial Information
US$

Revenue	21,651,431
Cost of revenue	17,218,614
Gross profit	4,432,817
Net income	2,137,735
	Year Ended December 31, 2012	Year Ended December 31, 2013
	US$	US$
	(unaudited)	(unaudited)
Revenue	914,798,552	897,738,056
Cost of revenue	634,763,270	598,691,478
Gross profit	280,035,282	299,046,578
Operating expenses	56,941,422	87,656,183
Net income	156,824,594	123,920,280
Earnings per basic share	1.09	0.85
Earnings per diluted share	1.08	0.83

XIN Eco Marine Group Properties Sdn Bhd. [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisition
US$

Cash consideration	(10,000,000)
Cash and cash equivalents acquired	2,200
Net outflow of cash and cash equivalents	(9,997,800)
US$

Total purchase price	10,000,000

Net identifiable assets acquired:
Cash and cash equivalents	2,200
Land reclamation development	9, 740,000
Goodwill	278,300
Current liabilities	(20,500)
Net assets acquired	10,000,000